June 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Series Trust
       RiverSource 120/20 Contrarian Equity Fund
       RiverSource Recovery and Infrastructure Fund
       RiverSource Retirement Plus 2010 Fund
       RiverSource Retirement Plus 2015 Fund
       RiverSource Retirement Plus 2020 Fund
       RiverSource Retirement Plus 2025 Fund
       RiverSource Retirement Plus 2030 Fund
       RiverSource Retirement Plus 2035 Fund
       RiverSource Retirement Plus 2040 Fund
       RiverSource Retirement Plus 2045 Fund

       Post-Effective Amendment No. 9
       File No. 333-131683/811-21852

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 9 (Amendment). This Amendment was filed electronically on June 25, 2009.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.